CONVERTIBLE DEBENTURES - Schedule of fair value conversion feature determined using valuation techniques (Details) - Convertible debentures [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Tranche 1 [Member] | Risk-free interest rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.0467	0.0416
Tranche 1 [Member] | Expected term (years) [Member]
Debt Instrument [Line Items]
Expected term	2 years	1 year
Tranche 1 [Member] | Expected volatility [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.746	0.74
Tranche 1 [Member] | Probability of an IPO [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.50	0.95
Tranche 1 [Member] | Stock price [Member]
Debt Instrument [Line Items]
Stock price	$ 0.5135	$ 3.59
Tranche 2 [Member] | Risk-free interest rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.049	0.0416
Tranche 2 [Member] | Expected term (years) [Member]
Debt Instrument [Line Items]
Expected term	1 year 6 months 29 days	1 year
Tranche 2 [Member] | Expected volatility [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.742	0.74
Tranche 2 [Member] | Probability of an IPO [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.60	0.95
Tranche 2 [Member] | Stock price [Member]
Debt Instrument [Line Items]
Stock price	$ 0.5477	$ 3.59
Tranche 3 [Member] | Risk-free interest rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.0511	0.0416
Tranche 3 [Member] | Expected term (years) [Member]
Debt Instrument [Line Items]
Expected term	1 year 5 months 1 day	1 year
Tranche 3 [Member] | Expected volatility [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.758	0.74
Tranche 3 [Member] | Probability of an IPO [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.70	0.95
Tranche 3 [Member] | Stock price [Member]
Debt Instrument [Line Items]
Stock price	$ 0.5632	$ 3.59
Tranche 4 [Member] | Risk-free interest rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.0469	0.0416
Tranche 4 [Member] | Expected term (years) [Member]
Debt Instrument [Line Items]
Expected term	1 year 2 months 1 day	1 year
Tranche 4 [Member] | Expected volatility [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.759	0.74
Tranche 4 [Member] | Probability of an IPO [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.75	0.95
Tranche 4 [Member] | Stock price [Member]
Debt Instrument [Line Items]
Stock price	$ 0.5886	$ 3.59
Tranche 5 [Member] | Risk-free interest rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input		0.0416
Tranche 5 [Member] | Risk-free interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.0444
Tranche 5 [Member] | Risk-free interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.0501
Tranche 5 [Member] | Expected term (years) [Member]
Debt Instrument [Line Items]
Expected term		1 year
Tranche 5 [Member] | Expected term (years) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected term	6 months
Tranche 5 [Member] | Expected term (years) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected term	9 months
Tranche 5 [Member] | Expected volatility [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input		0.74
Tranche 5 [Member] | Expected volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.693
Tranche 5 [Member] | Expected volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.862
Tranche 5 [Member] | Probability of an IPO [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input	0.95	0.95
Tranche 5 [Member] | Stock price [Member]
Debt Instrument [Line Items]
Stock price		$ 3.59
Tranche 5 [Member] | Stock price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stock price	$ 2.0627
Tranche 5 [Member] | Stock price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock price	$ 3.2454